UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22092
                                                     ---------

                          Oppenheimer Global Value Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 07/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                           SHARES       VALUE
                                                           ------    ----------
COMMON STOCKS--102.1%
CONSUMER DISCRETIONARY--23.4%
HOTELS, RESTAURANTS & LEISURE--4.9%
GuocoLeisure Ltd.                                          51,000    $   28,159
Mandarin Oriental International Ltd.                       27,400        48,156
Orient-Express Hotel Ltd., Cl. A                              500        16,645
                                                                     ----------
                                                                         92,960
HOUSEHOLD DURABLES--4.1%
Fiskars Corp., Cl. A                                        1,700        27,843
iRobot Corp.(1)                                             1,200        16,620
Tempur-Pedic International, Inc.                            3,500        32,865
                                                                     ----------
                                                                         77,328
MEDIA--11.5%
Cablevision Systems Corp. New York Group, Cl. A(2)          6,270       152,236
Media General, Inc., Cl. A                                    900        11,412
Television Broadcasts Ltd.                                  5,000        28,071
Vivendi SA                                                    650        27,168
                                                                     ----------
                                                                        218,887
MULTILINE RETAIL--0.8%
Dillard's, Inc., Cl. A                                      1,600        16,176
                                                                     ----------
SPECIALTY RETAIL--2.1%
Home Depot, Inc. (The)                                        600        14,298
Pier 1 Imports, Inc.(1)                                     2,900        10,730
Topps Tiles plc                                            15,250        14,509
                                                                     ----------
                                                                         39,537
CONSUMER STAPLES--8.8%
BEVERAGES--1.8%
Australian Vintage Ltd.                                    30,200        34,387
                                                                     ----------
FOOD & STAPLES RETAILING--4.4%
ABB Grain Ltd.                                              9,000        68,075
Winn-Dixie Stores, Inc.(1)                                    900        14,301
                                                                     ----------
                                                                         82,376
FOOD PRODUCTS--2.6%
Viterra, Inc.(1)                                            4,200        49,631
                                                                     ----------
ENERGY--2.3%
OIL, GAS & CONSUMABLE FUELS--2.3%
BW Gas Ltd.(1)                                              4,000        42,939
                                                                     ----------
FINANCIALS--31.2%
CAPITAL MARKETS--2.1%
Collins Stewart plc                                        12,040        17,243
E*TRADE Financial Corp.(1)                                  2,400         7,248
JAFCO Co. Ltd.                                                400        15,300
                                                                     ----------
                                                                         39,791
CONSUMER FINANCE--1.3%
SLM Corp.(1)                                                1,400        23,982
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES--5.1%
CIT Group, Inc.                                             4,100        34,768
Guoco Group Ltd.                                            4,000        42,043
                                                                     ----------


                       1 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                           SHARES       VALUE
                                                           ------    ----------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Investor AB, B Shares                                         873    $   19,006
                                                                     ----------
                                                                         95,817
INSURANCE--11.7%
American International Group, Inc.                            700        18,235
Brit Insurance Holdings plc                                15,800        47,750
MBIA, Inc.                                                  8,200        48,626
Old Mutual plc                                             19,390        36,982
Security Capital Assurance Ltd.                             6,400        12,160
XL Capital Ltd., Cl. A                                      3,300        59,037
                                                                     ----------
                                                                        222,790
REAL ESTATE MANAGEMENT & DEVELOPMENT--10.2%
Daibiru Corp.                                               4,100        39,068
Forest City Enterprises, Inc., Cl. A                        2,500        65,175
Mitsui Fudosan Co. Ltd.                                     1,500        33,679
St. Joe Co. (The)                                           1,600        56,048
                                                                     ----------
                                                                        193,970
THRIFTS & MORTGAGE FINANCE--0.8%
Paragon Group Cos. plc                                      8,050        15,692
                                                                     ----------
HEALTH CARE--11.1%
BIOTECHNOLOGY--1.2%
ImmunoGen, Inc.(1)                                          4,900        22,540
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
Align Technology, Inc.(1)                                   3,400        34,034
Greatbatch, Inc.(1)                                           600        12,276
                                                                     ----------
                                                                         46,310
PHARMACEUTICALS--7.5%
Alk-Abello AS                                                 200        25,088
Alpharma, Inc., Cl. A(1)                                    1,400        31,794
Matrixx Initiatives, Inc.(1)                                2,750        50,710
Roche Holding AG                                              188        34,718
                                                                     ----------
                                                                        142,310
INDUSTRIALS--11.2%
AEROSPACE & DEFENSE--2.3%
Herley Industries, Inc.(1)                                  2,800        44,408
                                                                     ----------
BUILDING PRODUCTS--0.9%
USG Corp.(1)                                                  600        17,220
                                                                     ----------
INDUSTRIAL CONGLOMERATES--2.5%
Hutchison Whampoa Ltd.                                      5,000        46,932
                                                                     ----------
MACHINERY--4.2%
Demag Cranes AG                                               979        53,389
Deutz AG                                                    2,389        17,999
Fanuc Ltd.                                                    100         7,857
                                                                     ----------
                                                                         79,245
TRADING COMPANIES & DISTRIBUTORS--1.3%
Kaman Corp.                                                 1,000        25,080


                       2 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                           SHARES       VALUE
                                                           ------    ----------
INFORMATION TECHNOLOGY--7.8%
COMMUNICATIONS EQUIPMENT--1.9%
QUALCOMM, Inc.                                                640    $   35,418
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Ibiden Co. Ltd.                                               300         8,728
                                                                     ----------
INTERNET SOFTWARE & SERVICES--4.0%
eBay, Inc.(1)                                               1,300        32,721
GSI Commerce, Inc.(1)                                       1,900        28,956
ValueClick, Inc.(1)                                         1,225        14,578
                                                                     ----------
                                                                         76,255
SOFTWARE--1.4%
SAP AG                                                        474        27,398
                                                                     ----------
MATERIALS--3.9%
PAPER & FOREST PRODUCTS--3.9%
Catalyst Paper Corp.(1)                                    56,079        60,244
International Forest Products Ltd., Cl. A(1)                3,000        14,649
                                                                     ----------
                                                                         74,893
TELECOMMUNICATION SERVICES--2.4%
WIRELESS TELECOMMUNICATION SERVICES--2.4%
NII Holdings, Inc.(1)                                         600        32,796
Sprint Nextel Corp.                                         1,500        12,210
                                                                     ----------
                                                                         45,006
Total Investments, at Value (Cost $2,222,017)               102.1%    1,938,006
Liabilities in Excess of Other Assets                        (2.1)      (39,904)
                                                           ------    ----------
Net Assets                                                  100.0%   $1,898,102
                                                           ======    ==========

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of July 31, 2008. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES        GROSS       GROSS        SHARES
                                                    APRIL 30, 2008  ADDITIONS  REDUCTIONS  JULY 31, 2008
                                                    --------------  ---------  ----------  -------------
Oppenheimer Institutional Money Market Fund, Cl. E        --          17,599     17,599          --

                                                                                                DIVIDEND
                                                                                                 INCOME
                                                                                                --------
Oppenheimer Institutional Money Market Fund, Cl. E                                                 $4


                       3 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of July 31, 2008:

                                                INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES     INSTRUMENTS*
--------------------------------------------   -------------   ---------------
Level 1--Quoted Prices                           $1,478,927         $(27)
Level 2--Other Significant Observable Inputs        459,079           --
Level 3--Significant Unobservable Inputs                 --           --
                                                 ----------         ----
   Total                                         $1,938,006         $(27)
                                                 ==========         ====

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JULY 31, 2008 ARE AS FOLLOWS:

CONTRACT             BUY/   CONTRACT   EXPIRATION                  UNREALIZED     UNREALIZED
DESCRIPTION          SELL    AMOUNT       DATE         VALUE      APPRECIATION   DEPRECIATION
------------------   ----   --------   ----------   -----------   ------------   ------------
Euro (EUR)           Sell     76EUR      10/3/08      $118,131        $281           $308

GEOGRAPHIC HOLDINGS      VALUE     PERCENT
-------------------   ----------   -------
United States         $  934,106    48.2%
United Kingdom           132,176     6.8
Bermuda                  125,301     6.5
Canada                   124,524     6.4
Japan                    104,632     5.4
Australia                102,462     5.3
Germany                   98,786     5.1
Hong Kong                 75,003     3.9
Cayman Islands            59,037     3.0
Singapore                 48,156     2.5
Switzerland               34,718     1.8
Finland                   27,843     1.4
France                    27,168     1.4
Denmark                   25,088     1.3
Sweden                    19,006     1.0
                      ----------   -----
Total                 $1,938,006   100.0%
                      ==========   =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


                        4 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated


                        5 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                        6 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,235,109
Federal tax cost of other investments          895
                                        ----------
Total federal tax cost                  $2,236,004
                                        ==========

Gross unrealized appreciation           $  102,161
Gross unrealized depreciation             (399,207)
                                        ----------
Net unrealized depreciation             $ (297,046)
                                        ==========


                        7 | OPPENHEIMER GLOBAL VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Value Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008